Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM / (USED IN) OPERATING ACTIVITIES
Net income	$ 116,366	$ 657,984
Deduct earnings of associate	(52,218)	(72,001)
Dividends received from associate	56,159	63,102
Add (deduct) non-cash items:
Depreciation and amortization	344,127	245,303
Income tax expense	4,474	153,491
Share-based compensation recovery	(3,950)	(6,289)
Finance costs	124,426	94,416
Other	(901)	3,681
Income taxes paid	(43,909)	(106,035)
Other cash payments, including share-based compensation	(38,569)	(59,444)
Cash flows from operating activities before undernoted	506,005	974,208
Changes in non-cash working capital (note 17(a))	9,426	5,998
Cash flows from / (used in) operating activities	515,431	980,206
CASH FLOWS FROM / (USED IN) FINANCING ACTIVITIES
Payments for repurchase of shares	(52,805)	(444,414)
Dividend payments to Methanex Corporation shareholders	(107,876)	(105,676)
Interest paid	(115,283)	(90,008)
Net proceeds on issue of long-term debt	695,533	0
Repayment of long-term debt and financing fees	(388,216)	(213,622)
Repayment of lease obligations	(101,812)	(8,293)
Restricted cash for debt service accounts	(10,067)	3,804
Cash distributions to non-controlling interests	(23,613)	(104,258)
Proceeds on issue of shares on exercise of stock options	86	3,210
Proceeds from limited recourse debt	0	166,000
Cash flows from / (used in) financing activities	(104,053)	(793,257)
CASH FLOWS FROM / (USED IN) INVESTING ACTIVITIES
Property, plant and equipment	(208,467)	(190,561)
Geismar plant under construction	(115,393)	(53,915)
Restricted cash for capital projects	61,657	(60,931)
Changes in non-cash working capital related to investing activities (note 17(a))	11,511	(944)
Cash flows from / (used in) investing activities	(250,692)	(306,351)
Increase (decrease) in cash and cash equivalents	160,686	(119,402)
Cash and cash equivalents, beginning of year	256,077	375,479
Cash and cash equivalents, end of year	$ 416,763	$ 256,077